ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2017	2018
	$	$

Accounts receivable	63,676	100,182
Allowance for doubtful accounts	(1,830)	(2,400)
	61,846	97,782

As of December 31, 2017 and 2018, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	For the year ended December 31,
	2016	2017	2018
	$	$	$

Balance at the beginning of the year	186	195	1,830
Charged to expenses	172	1,867	2,205
Reversal	(58)	(245)	(47)
Write-off of accounts receivable	(103)	(26)	(1,588)
Exchange differences	(2)	39	–

Balance at the end of the year	195	1,830	2,400

Additions to the Company’s allowance for doubtful accounts were recorded within general and administrative expenses for each of the three years ended December 31, 2016, 2017 and 2018.